Account and Financing Receivables, Net	12 Months Ended
Dec. 31, 2019
ACCOUNT AND FINANCING RECEIVABLES, NET [Abstract]
Account and Financing Receivables, Net

6.                  ACCOUNT AND FINANCING RECEIVABLES, NET

	As of December 31,
	2018	2019
Accounts receivable	$104,159	$77,210
Financing receivables	46,238	66,858
Less: allowance for doubtful accounts and credit losses	(7,511)	(12,255)
Total	$142,886	$131,813

The following table presents the movement of the allowance for doubtful accounts and credit losses:

	As of December 31,
	2017	2018	2019
Beginning balance	$—	$384	$7,511
Additional provision	378	9,119	15,620
Written off	—	(1,908)	(11,741)
Foreign currency translation adjustment	6	(84)	865
Ending balance	$384	$7,511	$12,255